Other Assets (Summary of Other Assets) (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous non-current assets [abstract]
Deferred income tax assets (Note 8)	$ 276	$ 401
Ammonia catalysts - net of accumulated amortization	125	126
Long-term income tax receivable (Note 8)	72	48
Accrued pension benefit asset (Note 21)	145	140
Other Assets	240	169
Other non-current assets	858	884
Ammonia Catalysts Accumulated Amortization	$ 110	$ 100